Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Deposits	$ 12,991,076	$ 13,870,223
Asset management	29,727	29,853	$ 29,225
Custody and other administration services	13,626	15,232	13,845
Wholly-owned subsidiary
Related Party Transaction [Line Items]
Loans	10,211	10,489
Deposits	560	441
Asset Management Arrangement | Wholly-owned subsidiary
Related Party Transaction [Line Items]
Deposits	20,549	22,346
Asset management	7,379	5,217	7,131
Custody and other administration services	839	622	1,108
Other non-interest income	$ 0	$ 6	$ 729